SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

29— SEGMENT INFORMATION

In 2020, we implemented organizational changes in our structure and realigned our activity into three divisions: HIFU, ESWL (including lithotripsy activities) and Distribution to better reflect how we view our businesses and how we measure our progress. Through these three divisions, we develop, produce, market and distribute minimally invasive medical devices, mainly for urological diseases. HIFU division includes sales of Focal One, Ablatherm and related consumables and services, ESWL division includes revenues generated by the existing Sonolith range of lithotripters and, Distribution division includes the sale of complimentary products such as lasers, micro-ultrasound systems and other products from third parties.

The organization of our activities into three divisions better clarified our vision and enhanced our financial reporting of our three businesses HIFU, ESWL and Distribution. This new structure also allows for an improved measurement of our business progress.

The business in which the Company operates is the development, production and distribution of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third parties. The segments derive their revenues from this activity.

The following tables set forth the key Statement of income (loss) figures, by segment for fiscal years 2021, 2020 and 2019 and the key balance sheet figures, by segment, for fiscal years 2021, 2020 and 2019. Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies and they are reviewed by the CODM, who is the CEO. Interest income and expense, current and deferred income taxes are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2021	2020	2019
Segment operating income (loss)	(1,612)	269	2,201
Financial income (expense), net	145	(98)	(146)
Foreign Currency exchange (losses) gains, net	2,360	(1,359)	136
Income tax (expense) credit	(193)	(516)	(679)
Consolidated net profit (loss)	700	(1,704)	1,512

A summary of the Company’s operations by segment is presented below for years ending December 31, 2021, 2020 and 2019:

	HIFU	ESWL	DISTRIB	Reconciling	Total
2021	Division	Division	Division	Items	consolidated
Sales of goods	4,515	4,236	20,289	—	29,040
Sales of RPPs & leases	3,679	1,022	267	—	4,968
Sales of spare parts and services	1,715	5,758	2,578	—	10,052
Total sales	9,910	11,016	23,134	—	44,060
External other revenues	6	—	—	—	6
Total revenues	9,915	11,016	23,134	—	44,065
Total COS	(5,311)	(6,080)	(14,252)	—	(25,643)
Gross profit	4,604	4,936	8,882	—	18,422
R&D expenses	(2,238)	(835)	(329)	—	(3,402)
Selling and marketing expenses	(3,910)	(2,048)	(4,774)	—	(10,732)
G&A expenses	(1,481)	(1,161)	(1,355)	(1,904)	(5,900)
Total expenses	(7,630)	(4,043)	(6,458)	(1,904)	(20,034)
Operating income (loss) from operations	(3,025)	893	2,424	(1,904)	(1,612)
Total Assets	13,597	13,596	25,344	24,690	77,226
Capital expenditures	1,234	141	261	—	1,636
Non-current assets	3,689	2,185	3,971	—	9,845
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2020	Division	Division	Division	Items	consolidated
Sales of goods	6,000	6,248	15,274	—	27,523
Sales of RPPs & leases	3,594	927	224	—	4,745
Sales of spare parts and services	1,831	5,707	1,844	—	9,382
Total sales	11,425	12,882	17,342	—	41,649
External other revenues	12	—	—	—	12
Total revenues	11,438	12,882	17,342	—	41,662
Total COS	(5,144)	(7,232)	(10,906)	—	(23,283)
Gross profit	6,293	5,649	6,436	—	18,379
R&D expenses	(2,583)	(1,555)	(358)	—	(4,496)
Selling and marketing expenses	(3,151)	(2,052)	(4,076)	0	(9,279)
G&A expenses	(1,005)	(964)	(900)	(1,465)	(4,335)
Total expenses	(6,738)	(4,572)	(5,335)	(1,465)	(18,110)
Operating income (loss) from operations	(445)	1,078	1,102	(1,465)	269
Total Assets	16,279	15,567	20,795	2,551	55,193
Capital expenditures	1,144	309	557	—	2,010
Non-current assets	3,706	2,466	3,628	—	9,801
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2019	Division	Division	Division	Items	consolidated
Sales of goods	8,311	6,715	15,084	—	30,111
Sales of RPPs & leases	4,162	1,426	158	—	5,747
Sales of spare parts and services	1,618	6,048	1,335	—	9,001
Total sales	14,092	14,190	16,577	—	44,859
External other revenues	52	—	—	—	52
Total revenues	14,144	14,190	16,577	—	44,911
Total COS	(6,152)	(7,816)	(9,941)	—	(23,909)
Gross profit	7,991	6,374	6,637	—	21,002
R&D expenses	(1,962)	(1,394)	(372)	—	(3,728)
Selling and marketing expenses	(4,402)	(2,441)	(4,008)	—	(10,850)
G&A expenses	(1,168)	(904)	(854)	(1,297)	(4,224)
Total expenses	(7,533)	(4,738)	(5,233)	(1,297)	(18,802)
Operating income (loss) from operations	459	1,635	1,403	(1,297)	2,200
Total Assets	16,665	15,892	16,500	4,012	53,068
Capital expenditures	915	298	319	—	1,532
Non-current assets	4,096	4,448	2,427	—	10,971
Goodwill	645	450	1,317	—	2,412